STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,910,204)	3.63	5/20/2033	1,740,362	2,025,364

Long-Term Municipal Investments - 99.1%
Alabama - 2.3%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,500,000	1,765,170
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,720,207
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	3,260,000	4,053,223
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	2,000,000	2,294,840
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,637,620
				14,471,060
Arizona - 1.3%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000	5,868,500
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,958,505
				7,827,005
Arkansas - .6%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,915,125
University of Arkansas, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2036	1,585,000	1,842,721
				3,757,846
California - 3.3%
California, GO	5.00	10/1/2030	2,500,000	3,307,075
California, GO, Refunding	5.00	4/1/2033	4,645,000	6,188,998
California, GO, Refunding	5.00	8/1/2030	2,500,000	3,136,400
California Public Works Board, Revenue Bonds, Refunding, Ser. H	5.00	12/1/2026	1,355,000	1,616,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 3.3% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[a] 1,172,980
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[b] 4,838,240
University of California, Revenue Bonds, Ser. Q	5.25	5/15/2023	125,000	125,439
				20,385,579
Colorado - 4.0%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	3,142,725
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,275,770
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System) Ser. A	5.00	1/1/2030	1,750,000	2,366,753
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	18,096,106
				24,881,354
Connecticut - 2.8%
Connecticut, GO, Ser. A	5.00	10/15/2025	5,500,000	6,303,000
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000	6,457,220
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	2,500,000	3,026,625
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,223,260
				17,010,105
District of Columbia - 1.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	4,463,060
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,421,650
				7,884,710
Florida - 6.4%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,489,420
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	3,605,000	3,975,954

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 6.4% (continued)
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000	6,378,250
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2025	5,500,000	6,555,615
Florida Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000	1,755,014
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2030	1,250,000	1,512,750
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000	1,554,235
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000	2,949,750
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	1,000,000	1,102,090
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.75	10/1/2028	1,500,000	1,744,680
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000	4,066,829
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	2,217,075
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	3,022,100
				39,323,762
Georgia - 2.3%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2031	2,000,000	2,415,580
Fulton County Development Authority, Revenue Bonds (WellStar Health System Obligated Group) Ser. A	5.00	4/1/2036	1,350,000	1,653,129
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project 1) Ser. A	5.00	1/1/2028	2,500,000	3,042,175
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	3,319,512
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x .67 +.75%	1.86	9/1/2023	2,500,000	[c] 2,531,300
The Atlanta Development Authority, Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.00	7/1/2027	1,000,000	1,210,630
				14,172,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000		2,072,610
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000		1,932,675
				4,005,285
Illinois - 13.4%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000		3,146,050
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000		1,435,092
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000		2,455,460
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000		4,022,813
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.50	1/1/2026	3,300,000		3,715,932
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,530,000		3,919,535
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000		4,681,640
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000		3,622,680
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000		1,127,180
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	2,060,000		2,309,651
Cook County II, GO, Refunding, Ser. A	5.25	11/15/2033	3,500,000		3,603,460
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000		3,246,932
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2023	8,505,000	[d]	9,649,603
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2028	1,205,000		1,448,145
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center) Ser. B	5.00	11/15/2033	2,140,000		2,519,957

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 13.4% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	5,000,000	5,374,550
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,786,652
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.25	6/1/2021	3,300,000	3,468,762
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,407,260
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2037	1,500,000	1,956,900
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,250,000	1,629,388
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,287,760
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2026	7,595,000	8,476,552
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2032	3,655,000	4,178,761
				82,470,715
Indiana - 2.8%
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) Ser. A	5.25	10/1/2023	2,500,000	2,671,250
Indiana Finance Authority, Revenue Bonds, Refunding (Butler University Project) Ser. B	5.00	2/1/2030	1,400,000	1,499,792
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000	1,628,970
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,667,920
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000	2,825,666
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	4,695,240
				16,988,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	1,670,000	1,738,086
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2032	2,280,000	2,720,268
				4,458,354
Kentucky - 2.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	6,000,000	6,673,740
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	7,000,000	7,907,900
Louisville/Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group)	5.00	10/1/2026	1,000,000	1,251,010
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2023	1,685,000	1,762,173
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2021	510,000	[d] 537,321
				18,132,144
Louisiana - .6%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,740,950
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil)	2.20	7/1/2026	1,000,000	1,052,160
				3,793,110
Maryland - 1.1%
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,916,853
Maryland State Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000	2,896,941
				6,813,794
Massachusetts - 3.8%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	4,301,710
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2034	2,630,000	3,237,346
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2022	6,645,000	7,245,509
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2026	1,500,000	1,829,070
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,266,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Massachusetts - 3.8% (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	4,564,245
				23,443,900
Michigan - 5.6%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	6,077,650
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group Obligated Group)	5.00	8/15/2030	3,870,000	4,356,923
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	8/1/2025	3,180,000	3,735,546
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,169,480
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2023	5,000,000	5,677,400
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,543,640
Michigan State Hospital Finance Authority, Revenue Bonds, Refunding (Ascension Health Senior Credit Group) Ser. F	4.00	6/1/2023	2,500,000	2,739,575
Michigan Strategic Fund, Revenue Bonds	5.00	6/30/2031	4,395,000	5,626,611
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2032	940,000	1,226,521
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2031	1,000,000	1,307,340
				34,460,686
Missouri - 3.5%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,495,000	1,681,068
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2030	2,425,000	2,724,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Missouri - 3.5% (continued)
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	4,373,790
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,208,540
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System)	5.00	11/15/2028	1,300,000	1,603,576
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System)	5.00	11/15/2026	1,000,000	1,240,190
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,777,370
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,913,798
				21,522,698
Nebraska - 1.5%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,204,080
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	2,250,000	2,658,015
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2029	4,750,000	5,618,870
				9,480,965
Nevada - .1%
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	637,140
New Jersey - 4.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,491,267
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,663,746
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,729,080
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,984,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 4.1% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,822,688
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,607,288
Rutgers University, Revenue Bonds, Refunding, Ser. J	5.00	5/1/2023	2,090,000	[d] 2,367,656
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,935,673
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,724,013
				25,326,336
New York - 4.9%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	3,500,000	4,361,105
Metropolitan Transportation Authority, Revenue Bonds, Ser. A1	5.00	2/1/2023	2,500,000	2,792,300
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,718,812
New York City Industrial Development Agency, Revenue Bonds, Refunding (TRIPS Obligated Group) Ser. A	5.00	7/1/2020	3,035,000	3,073,575
New York City Transitional Finance Authority, Revenue Bonds (Future Tax Secured) Ser. I	5.00	5/1/2028	1,000,000	1,130,810
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	3,000,000	3,501,330
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2023	3,580,000	3,940,220
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,165,340
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	1,000,000	1,049,660
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	5.38	6/1/2028	735,000	736,698
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,645,270
				30,115,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
North Carolina - .8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	2,500,000	2,959,150
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,871,940
				4,831,090
Ohio - 1.8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	4,069,178
Montgomery County, Revenue Bonds, Ser. A	5.75	11/15/2022	2,970,000	3,060,466
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,607,288
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	2,172,555
				10,909,487
Oregon - .5%
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Obligated Group Project) Ser. A	5.00	6/1/2035	2,500,000	3,029,200
Pennsylvania - 7.0%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000	3,166,475
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	1.57	9/1/2022	6,500,000	[c] 6,510,400
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	1,066,550
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,281,150
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2025	1,700,000	2,069,172
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,750,000	1,797,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 7.0% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000	1,980,288
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	4,352,135
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	3,045,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000	3,994,087
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000	1,997,474
Philadelphia, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,238,440
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000	1,361,304
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,756,785
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,529,460
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. C	5.00	9/1/2021	2,055,000	2,096,778
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	3,053,462
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[d] 12,588
				43,309,358
South Carolina - .9%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,536,100
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,753,654
				5,289,754
Tennessee - 1.7%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000	2,817,600
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	3,500,000	4,016,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Tennessee - 1.7% (continued)
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,840,931
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,808,217
				10,482,823
Texas - 7.7%
Arlington Special Tax, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,757,955
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2032	1,350,000	1,614,168
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,928,400
Cypress-Fairbanks Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	2/15/2027	5,000,000	5,807,100
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. E	5.00	11/1/2022	4,000,000	4,420,240
Harris County, GO, Refunding, Ser. A	5.00	10/1/2027	2,500,000	3,080,625
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,734,363
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	3,265,719
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2025	2,000,000	2,406,600
Love Field Airport, Revenue Bonds	5.00	11/1/2024	1,000,000	1,178,090
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,629,920
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Obligated Group Project) Ser. A	5.00	8/15/2029	1,750,000	2,220,383
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,919,950
San Antonio, Revenue Bonds, Refunding	5.00	2/1/2028	5,000,000	5,587,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 7.7% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group Project) Ser. A	5.00	11/15/2031	1,400,000	1,715,574
				47,266,737
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000	4,974,156
Utah - 1.5%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	6,172,700
Utah Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2025	2,645,000	[d] 3,226,212
				9,398,912
Virginia - 1.3%
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	5,036,359
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	2,900,000	3,100,767
				8,137,126
Washington - 2.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,567,438
King County Public Hospital District No. 1, GO, Refunding	5.00	12/1/2030	6,930,000	8,573,657
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	3,192,075
Port of Seattle, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	2,485,000	2,722,491
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,693,981
				17,749,642
Wisconsin - 2.3%
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,563,170
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	5,475,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Wisconsin - 2.3% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	2,275,584
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,590,245
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,890,000	2,211,262
				14,116,041
Total Long-Term Municipal Investments (cost $563,909,855)			610,857,158
Total Investments (cost $565,820,059)			99.4%	612,882,522
Cash and Receivables (Net)			0.6%	3,636,263
Net Assets			100.0%	616,518,785

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $1,172,980 or .19% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	2,025,364	-	2,025,364
Municipal Securities	-	610,857,158	-	610,857,158

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2020, accumulated net unrealized appreciation on investments was $47,062,463, consisting of $47,114,524 gross unrealized appreciation and $52,061 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.